(25) EQUITY (Details Narrative) R$ / shares in Units, R$ in Thousands				12 Months Ended
	Jun. 28, 2019 BRL (R$)	Jun. 28, 2019	Jun. 12, 2019 BRL (R$) R$ / shares shares	Dec. 31, 2019 BRL (R$) R$ / shares	Dec. 19, 2019 shares	Apr. 30, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure Of Equity [Line Items]
Breakdown of Earnings Reserves				The balance of earnings reserve at December 31, 2019 is R$ 5,082,430 that refers to: i) Legal Reserve of R$ 1,036,125; and ii) statutory reserve - working capital reinforcement of R$ 4,046,305.
Approved dividends						R$ 1,433,295
Share price of dividend (in dollar per shares) | R$ / shares				R$ 0.557068261
Percentage of minimum dividend profit				25.00%
Statutory reserve				R$ 518,795
Issue cost				47,544
Dividends paid				486,906
Credit Risk [Member] | IFRS 9 [Member]
Disclosure Of Equity [Line Items]
Fair value adjustment of financial liabilities				51,012
Accumulated comprehensive income / Private pension plan / Credit risk in Fair value adjustment [Member]
Disclosure Of Equity [Line Items]
Private pension plan				1,674,527
Property Plant And Equipment [Member]
Disclosure Of Equity [Line Items]
Fair value adjustments of deemed cost				355,049
Common Shares [Member]
Disclosure Of Equity [Line Items]
Description of supplementary lot of shares		On June 27, 2019, the number of shares was increased by a supplementary lot of 15% of the total shares initially offered (without considering the Additional Lot), i.e., 17,522,568 common Company-issued shares under the same conditions and price of the shares initially offered, increasing the total number of shares to 1,152,254,440.
Common Shares [Member] | Top of range [member]
Disclosure Of Equity [Line Items]
Change in capital				9,435,626
Common Shares [Member] | Bottom Of Range [member]
Disclosure Of Equity [Line Items]
Change in capital	R$ 481,871
Retained Earnings [Member]
Disclosure Of Equity [Line Items]
Termination of statutory reserve - concession financial asset				R$ 826,600
CPFL Energias Renovaveis [Member] | Debt [Member]
Disclosure Of Equity [Line Items]
Leverage ratio				The Company’s net debt reached 2.52 times the EBITDA at the end of 2019.
Maximum leverage ratio				3.5
Breakdown of Capital Reserves				(i) business combination in 2011 (R$ 228,322); (ii) public offering of shares in 2013 (R$ 59,308); (iii) association with DESA in 2014 (R$ 180,297); decrease due to: (iv) acquisition, by the Company, of equity interest previously held by the parent company State Grid in 2019 (R$ 2,034,920) (Note 1.c) and (v) change in equity interest without change in control in 2019 (R$ 75,298).
Board Of Directors [Member] | IPO [Member]
Disclosure Of Equity [Line Items]
Price per share - Mandatory Tender Offer (MTO) | R$ / shares			R$ 27.50
Proceeds from issuance of shares			R$ 3,212,471
Number of shares issued (in shares) | shares			116,817,126
Board Of Directors [Member] | IPO [Member] | Common Shares [Member] | Top of range [member]
Disclosure Of Equity [Line Items]
Number of shares issued (in shares) | shares			1,134,731,872
Change in capital			R$ 8,953,755
Board Of Directors [Member] | IPO [Member] | Common Shares [Member] | Bottom Of Range [member]
Disclosure Of Equity [Line Items]
Number of shares issued (in shares) | shares			1,017,914,746
Change in capital			R$ 5,741,284
CPFL Energias Renovaveis [Member] | Common Shares [Member]
Disclosure Of Equity [Line Items]
Number of shares to be acquired in a future MTO (in shares) | shares					291,550
Equity interest to be acquired					0.056%